UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-07533

The Lou Holland Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Address of principal executive offices)

Louis A. Holland

Holland Capital Management, L.P.

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Susan Chamberlain

Holland Capital Management, L.P.

One North Wacker Drive, Suite 700

Chicago, IL 60606

Registrant's telephone number, including area code: (312) 553-4844

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 – September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The Lou Holland Growth Fund (Unaudited)
Schedule of Investments
September 30, 2006

The Lou Holland Growth Fund

COMMON STOCKS - 99.5% (a)
Auto & Transportation - 1.4%	Shares	Value
FedEx Corp.	8,075	$ 877,590

Consumer Discretionary - 11.6%
Carnival Corp. (f)	11,400	536,142
Cheesecake Factory Inc. *	31,350	852,407
Comcast Corp. - Class A *	20,700	762,795
Kohl's Corp. *	16,000	1,038,720
Omnicom Group Inc.	11,500	1,076,400
Time Warner Inc.	37,400	681,802
Viacom Inc. - Class B *	12,150	451,737
Wal-Mart Stores Inc.	20,300	1,001,196
Weight Watchers International, Inc.	15,150	671,751
		7,072,950
Consumer Staples - 6.1%
CVS Corp.	20,700	664,884
PepsiCo Inc.	27,200	1,775,072
Walgreen Co.	28,850	1,280,652
		3,720,608
Energy/Oil - 9.5%
BJ Services Co.	18,000	542,340
Chevron Corp.	7,000	454,020
Exxon Mobil Corp.	19,750	1,325,225
Halliburton Co.	20,000	569,000
Noble Corp. (f)	9,550	612,919
Occidental Petroleum Corp.	13,700	659,107
XTO Energy, Inc.	39,300	1,655,709
		5,818,320

Financial/Insurance - 5.6%
AFLAC Inc.	15,550	711,568
American International Group Inc.	40,950	2,713,347
		3,424,915
Financials - 11.0%
Bank of America Corp.	22,100	1,183,896
Citigroup Inc.	22,500	1,117,575
Countrywide Financial Corp.	24,700	865,488
Fannie Mae	20,950	1,171,315
H&R Block, Inc.	28,200	613,068
SLM Corp.	18,600	966,828
TD Ameritrade Holding Corp.	40,650	766,253
		6,684,423
Healthcare/Other - 6.3%
Baxter International Inc.	14,350	652,351
Boston Scientific Corp. *	64,000	946,560
IMS Health Inc.	37,250	992,340
Invitrogen Corp. *	10,200	646,782
Laboratory Corp. of America Holdings *	9,300	609,801
		3,847,834
Healthcare/Pharmaceutical - 12.9%
Eli Lilly & Co.	30,950	1,764,150
Genzyme Corp. *	11,900	802,893
Johnson & Johnson	18,500	1,201,390
Novartis AG - ADR	22,000	1,285,680
Schering-Plough Corp.	83,900	1,853,351
Teva Pharmaceutical Industries Ltd. - ADR	28,800	981,792
		7,889,256
Other/Conglomerate - 3.7%
General Electric Corp.	64,500	2,276,850

Technology/Hardware - 6.5%
Apple Computer Inc. *	13,000	1,001,390
Intel Corp.	61,200	1,258,884
International Business Machines Corp.	8,800	721,072
Linear Technology Corp.	31,750	988,060
		3,969,406
Technology/Service - 9.0%
Affiliated Computer Services Inc. - Class A *	20,200	1,047,572
Automatic Data Processing, Inc.	25,100	1,188,234
CDW Corp.	19,150	1,181,172
Citrix Systems, Inc. *	56,750	2,054,918
		5,471,896

Technology/Software - 11.0%
Adobe Systems Inc. *	28,850	1,080,432
Cognos, Inc. * (f)	26,850	980,025
Microsoft Corp.	106,150	2,901,080
Symantec Corp. *	52,600	1,119,328
Zebra Technologies Corp. *	17,150	612,941
		6,693,806
Telecommunication Service - 2.2%
Motorola, Inc.	54,250	1,356,250

Utilities - 2.7%
Kinder Morgan, Inc.	9,850	1,032,773
Questar Corp.	7,250	592,833
		1,625,605

Total common stocks (cost $52,809,905)		60,729,709

SHORT-TERM INVESTMENTS - 0.7% (a)	Principal
Variable Rate Demand Note - 0.7%	Amount
U.S. Bank, N.A., 5.42%	$456,925	$ 456,925

Total variable rate demand note (cost $456,925)		456,925

Total Investments - 100.2% (cost $53,266,830)		61,186,634
Other liabilities in excess of other assets - (0.2%)		(113,940)
TOTAL NET ASSETS - 100%		$ 61,072,694

(a) Percentages for the various classifications relate to net assets.
(f) Foreign Security
* Non-income producing

Investment Valuation - Stocks are valued at the last quoted sale price on the New York Stock Exchange
(“NYSE”) (generally, 4:00 p.m. Eastern Time) or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market.
Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by Holland Capital Management, L.P. (the “Investment Manager”) under the supervision of the Board of Trustees. The fair value of a security is the amount which the Lou Holland
Growth Fund (the "Fund") might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value.
Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

At September 30, 2006, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:
Appreciation	$ 10,261,116
(Depreciation)	(2,464,169)
Net appreciation on investments	$ 7,796,947

At September 30, 2006, the cost of investments for federal income tax purposes was $53,389,687.

Item 2. Controls and Procedures.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Louis A. Holland
Name:	Louis A. Holland
Title:	President and Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis A. Holland
Name:	Louis A. Holland
Title:	President and Principal Executive Officer
Date:	November 21, 2006

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer and Principal Financial Officer
Date:	November 21, 2006

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.